UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:   December 31, 2010

        Check here if Amendment []; Amendment Number: __________________

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   Ronald J. Juvonen

              Address:  c/o Downtown Associates, L.L.C.
                        674 Unionville Road, Suite 105
                        -------------------------------
                        Kennett Square, PA 19348
                        ------------------------

FORM 13F FILE NUMBER: 28-  07598
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Ronald J. Juvonen
           -----------------
Title:     Managing Member
           ---------------
Phone:     (610) 925-3480
           --------------

Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen         Kennett Square, PA         February 14, 2011
----------------------       --------------------       -------------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       12
---------------------------------------       --


Form 13F Information Table Value Total:       $128,353     (thousands)
---------------------------------------       ------------------------


List of Other Included Managers:     None
--------------------------------     ----

                               Ronald J. Juvonen
                           Form 13F Information Table
                               December 31, 2010




                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
BGC PARTNERS INC              CL A      05541T101   24,817   2,986,367  SH         SOLE              2,986,367
CARMAX INC                    COM       143130102    8,101     254,105  SH         SOLE                254,105
CITI TRENDS INC               COM       17306X102   13,503     550,040  SH         SOLE                550,040
COSI INC                      COM       22122P101    8,406   7,064,227  SH         SOLE              7,064,227
FARO TECHNOLOGIES INC         COM       311642102    6,349     193,329  SH         SOLE                193,329
GENTEX CORP                   COM       371901109    8,868     300,000  SH         SOLE                300,000
ION GEOPHYSICAL CORP          COM       462044108    6,692     789,100  SH         SOLE                789,100
NIC INC                       COM       62914B100   12,696   1,307,522  SH         SOLE              1,307,522
OBAGI MEDICAL PRODUCTS INC    COM       67423R108   10,090     873,603  SH         SOLE                873,603
RADISYS CORP                  COM       750459109   12,249   1,376,331  SH         SOLE              1,376,331
SUPER MICRO COMPUTER INC      COM       86800U104   14,792   1,281,800  SH         SOLE              1,281,800
TASER INTL INC                COM       87651B104    1,790     380,760  SH         SOLE                380,760









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